Intangible Assets - Navios Partners (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(80,550)	(79,384)	(75,636)
Additions - Accumulated Amortization	(1,166)	(3,748)
Favorable lease terms - Net Book Value	3,166	4,332	$ 8,080
Additions - Net Book Value	$ (1,166)	$ (3,748)